INCOME TAX EXPENSE - Schedule of current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
INCOME TAX EXPENSE
Current income tax expense	¥ (366)		¥ (245)	¥ (33)
Total income tax expense	¥ (366)	$ (53)	¥ (245)	¥ (33)